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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2012
                                               ----------

Check here if Amendment: [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

 /s/ Steven M. Smith              Boston, MA                    11/14/12
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       62
                                        -------------

Form 13F Information Table Value Total: $  2,248,182
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                                          (thousands)

List of Other Included Managers: None

As of September 30, 2012

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As of September 30, 2012

                                                                                  INVESTMENT                 VOTING AUTHORITY
                                                                                 DISCRESTION                     (SHARES)
                                                                         SHR/
                                                     FAIR                PRN/
                               TITLE OF  CUSIP      MARKET    PRINCIPAL  PUT/             SHARED  OTHER
NAME OF ISSUER                  CLASS    NUMBER     VALUE      AMOUNT    CALL SOLE SHARED OTHERS MANAGERS    SOLE    SHARED NONE
Acme Packet, Inc               Common   004764106   2,241,810    131,100 SHR  SOLE                           131,100
Aetna Inc                      Common   00817Y108  98,406,000  2,485,000 SHR  SOLE                         2,485,000
Affymetrix, Inc                Common   00826T108     255,565     58,886 SHR  SOLE                            58,886
Aixtron SE                     Spons
                               ADR      009606104  10,345,431    781,808 SHR  SOLE                           781,808
Alaska Air Group               Common   011659109 148,062,868  4,223,128 SHR  SOLE                         4,223,128
Allegiant Travel Co            Common   01748X102  28,512,000    450,000 SHR  SOLE                           450,000
Almost Family, Inc             Common   020409108   4,256,000    200,000 SHR  SOLE                           200,000
American Railcar Industries    Common   02916P103   4,654,307    164,231 SHR  SOLE                           164,231
Ameristar Casinos, Inc         Common   03070Q101  52,740,296  2,962,938 SHR  SOLE                         2,962,938
ARM Holdings PLC               Spons
                               ADR      042068106  17,775,694    635,300 SHR  SOLE                           635,300
Atlas Air Worldwide Holdings   Common   049164205   7,309,104    141,567 SHR  SOLE                           141,567
Avis Budget Group Inc          Common   053774105 113,439,050  7,375,751 SHR  SOLE                         7,375,751
Bally Technologies             Common   05874B107  80,569,907  1,631,300 SHR  SOLE                         1,631,300
Boyd Gaming                    Common   103304101  33,909,004  4,802,975 SHR  SOLE                         4,802,975
Churchill Downs                Common   171484108  53,776,442    857,405 SHR  SOLE                           857,405
Cypress Semiconductor Corp     Common   232806109  21,117,529  1,972,679 SHR  SOLE                         1,972,679
Delta Airlines Inc             Common   247361702 141,073,160 15,401,000 SHR  SOLE                        15,401,000
Dollar Thrifty Automotive GP   Common   256743105  18,719,158    215,336 SHR  SOLE                           215,336
Dover Motorsports              Common   260174107     933,984    671,931 SHR  SOLE                           671,931
Eagle Materials Inc.           Common   26969P108   1,619,100     35,000 SHR  SOLE                            35,000
Elan PLC                       Common   284131208  21,440,000  2,000,000 CALL SOLE                         2,000,000
Expedia Inc                    Common   30212P105  70,622,640  1,221,000 SHR  SOLE                         1,221,000
First Marblehead Corp          Common   320771108     630,000    600,000 SHR  SOLE                           600,000
General Motors                 Common   37045V100   2,810,763    123,550 SHR  SOLE                           123,550
Genesee & Wyoming Inc          Class A  371559105   7,246,421    108,382 SHR  SOLE                           108,382
Greenbrier Companies, Inc      Common   393657101  19,169,478  1,187,700 SHR  SOLE                         1,187,700
Humana Inc                     Common   444859102 106,834,872  1,522,949 SHR  SOLE                         1,522,949
IMAX Corp                      Common   45245E113   6,669,850    335,000 SHR  SOLE                           335,000
Informatica Corp.              Common   45666q102  11,940,446    342,624 SHR  SOLE                           342,624
Isle of Capri Casinos          Common   464592104   7,708,043  1,109,071 SHR  SOLE                         1,109,071
Jive Software                  Common   47760A108   8,403,515    534,915 SHR  SOLE                           534,915
Lakes Entertainment Inc        Common   51206P109   2,805,027  1,316,914 SHR  SOLE                         1,316,914
Las Vegas Sands Corp           Common   517834107  41,733,000    900,000 SHR  SOLE                           900,000
LHC Group Inc                  Common   50187A107     648,301     35,100 SHR  SOLE                            35,100
Lodgenet Entertainment Corp    Common   540211109   1,824,000  2,850,000 SHR  SOLE                         2,850,000
Lone Pine Resources Inc        Common   54222A106     507,000    325,000 SHR  SOLE                           325,000
MarineMax Inc                  Common   567908108   4,974,000    600,000 SHR  SOLE                           600,000
Medcath Corporation            Common   58404W109   3,598,505  1,631,975 SHR  SOLE                         1,631,975
Melco Crown Entertainment      Spons
                               ADR      585464100  52,983,908  3,930,557 SHR  SOLE                         3,930,557
MGM Resorts Intl               Common   552953101  40,043,750  3,725,000 SHR  SOLE                         3,725,000
MTR Gaming Group Inc           Common   553769100   5,166,554  1,227,210 SHR  SOLE                         1,227,210
Nuance Communications, Inc     Common   67020Y100  27,505,939  1,105,100 SHR  SOLE                         1,105,100
Orbitz Worldwide Inc           Common   68557K109  62,742,990 24,605,094 SHR  SOLE                        24,605,094
Owens Corning Inc              Common   690742101   3,346,000    100,000 SHR  SOLE                           100,000
Penn National Gaming           Common   707569109 100,767,473  2,336,908 SHR  SOLE                         2,336,908
Pinnacle Enmt                  Common   723456109   5,508,000    450,000 SHR  SOLE                           450,000
Plains Exploration & Product   Common   726505100   2,916,290     77,830 SHR  SOLE                            77,830
Pozen Inc                      Common   73941U102  15,697,970  2,367,718 SHR  SOLE                         2,367,718
Priceline.com                  Common   741503403  92,860,500    150,000 SHR  SOLE                           150,000
Pure Cycle Corp                Common   746228303  13,700,403  5,982,970 SHR  SOLE                         5,982,970
Republic Airways Holdings Inc  Common   760276105  11,191,548  2,417,181 SHR  SOLE                         2,417,181
Salesforce.com, Inc            Common   79466L302   7,863,535     51,500 SHR  SOLE                            51,500
Spirit Airlines Inc            Common   848577102  76,700,490  4,490,661 SHR  SOLE                         4,490,661
Synaptics Inc                  Common   87157D109   5,178,712    215,600 SHR  SOLE                           215,600
Trip Advisor                   Common   896945201 109,172,137  3,315,279 SHR  SOLE                         3,315,279
United Continental Holdings    Common   910047109  64,139,517  3,289,206 SHR  SOLE                         3,289,206
United Rentals Inc.            Common   911363109  44,734,621  1,367,613 SHR  SOLE                         1,367,613
UnitedHealth Group Inc         Common   91324P102 138,525,000  2,500,000 SHR  SOLE                         2,500,000
Universal Health Services      Class B  913903100  52,589,500  1,150,000 SHR  SOLE                         1,150,000
ValueVision Media, Inc         Common   92047K107  11,397,500  4,850,000 SHR  SOLE                         4,850,000
VMware, Inc.                   Class A  928563402  20,154,038    208,332 SHR  SOLE                           208,332
Wellpoint Inc.                 Common   94973V107 124,014,242  2,137,808 SHR  SOLE                         2,137,808
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